T. ROWE PRICE Retirement 2005 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 58.6%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  222,830 9,978 10,561 47,146,655 221,118
New Income Fund  204,178 9,275 10,087 25,773,626 200,519
International Bond Fund (USD
Hedged)  77,440 2,686 4,009 8,988,509 75,863
Dynamic Global Bond Fund  46,863 1,271 2,288 6,037,372 45,642
Emerging Markets Bond Fund  44,761 1,610 2,191 4,470,856 43,770
High Yield Fund  32,967 1,927 1,592 5,602,009 33,052
U.S. Treasury Long-Term Index
Fund  29,380 1,058 1,576 4,132,434 28,059
Dynamic Credit Fund  18,982 1,189 950 2,251,631 19,004
Floating Rate Fund  10,994 266 519 1,178,284 10,722
Total Bond Funds (Cost $723,807) 677,749
EQUITY FUNDS 40.8%
T. Rowe Price Funds:
Value Fund  74,475 441 3,994 1,301,455 76,031
Growth Stock Fund  76,276 2,458 3,299 638,278 72,496
Hedged Equity Fund  47,716 279 1,613 3,255,713 46,329
U.S. Large-Cap Core Fund  40,826 747 1,489 842,981 41,685
Equity Index 500 Fund  38,243 324 1,809 184,943 36,944
International Value Equity Fund  36,073 196 1,873 1,222,547 33,816
Overseas Stock Fund  33,051 186 1,200 1,726,613 31,977
Real Assets Fund  30,518 174 956 1,457,710 30,393
International Stock Fund  29,050 160 1,624 1,176,210 27,900
Emerging Markets Discovery Stock
Fund  15,067 79 693 620,681 13,667
Emerging Markets Stock Fund  14,310 79 424 243,441 13,616
Mid-Cap Value Fund  13,560 73 1,131 320,244 12,371
Mid-Cap Growth Fund  13,171 73 534 119,082 12,275
Small-Cap Stock Fund  8,049 44 369 119,347 7,841
New Horizons Fund (2) 8,650 44 651 128,905 7,795
Small-Cap Value Fund  8,383 44 663 122,412 7,512
Total Equity Funds (Cost $256,550) 472,648
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 1,154 1,037 1,199 117
Total Other Mutual Funds (Cost $117) 117

T. ROWE PRICE Retirement 2005 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds  0.6%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 16,416 3,422 12,837 7,001,272 7,001
Total Short-Term Investments (Cost $7,001) 7,001
Total Investments in Securities 100.0%
(Cost $987,475) $ 1,157,515
Other Assets Less Liabilities (0.0)% (484)
Net Assets 100.0% $ 1,157,031
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2005 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (26) $ (217) $ 367
Dynamic Global Bond Fund  (164) (204) 749
Emerging Markets Bond Fund  (128) (410) 738
Emerging Markets Discovery Stock Fund  310 (786) —
Emerging Markets Stock Fund  179 (349) —
Equity Index 500 Fund  323 186 104
Floating Rate Fund  (18) (19) 199
Growth Stock Fund  118 (2,939) —
Hedged Equity Fund  511 (53) —
High Yield Fund  (29) (250) 601
International Bond Fund (USD Hedged)  (207) (254) 509
International Stock Fund  760 314 —
International Value Equity Fund  2,250 (580) —
Limited Duration Inflation Focused Bond Fund  (294) (1,129) 928
Mid-Cap Growth Fund  713 (435) —
Mid-Cap Value Fund  714 (131) —
New Horizons Fund  81 (248) —
New Income Fund  (756) (2,847) 2,476
Overseas Stock Fund  1,325 (60) —
Real Assets Fund  371 657 —
Small-Cap Stock Fund  63 117 —
Small-Cap Value Fund  453 (252) —
Transition Fund  (7) — 4
U.S. Large-Cap Core Fund  402 1,601 —
U.S. Treasury Long-Term Index Fund  (200) (803) 320
Value Fund  1,375 5,109 —
U.S. Treasury Money Fund, 3.74% — — 118
Totals $ 8,119# $ (3,982) $ 7,113+

T. ROWE PRICE Retirement 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $7,113 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2005 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2005 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F155-054Q1 08/26